Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 104,788	$ 138,861
2019	143,318	143,318
2020	147,617	147,617
2021	152,046	152,046
Total	$ 547,769	$ 581,842